Segment reporting (Tables)	3 Months Ended
Mar. 31, 2021
Segment reporting
Schedule of segment reporting

	Three months ended March 31,
	2021
	(€ in thousands)
	SYSTEMS	SERVICES	CONSOLIDATION	GROUP
Revenues	2,979	1,973	(892)	4,060
third party	2,087	1,973	--	4,060
intra-segment	892	--	(892)	—
Cost of sales	1,506	1,515		3,021
Gross profit	581	458		1,039
Gross profit in %	27.8%	23.2%		25.6%
Operating Expenses				(4,535)
Other operating expenses				(101)
Other operating income				914
Operating loss				(2,683)
Finance expense				(5,801)
Finance income				103
Financial result				(5,698)
Loss before income taxes				(8,381)
Income tax income (expense)				52
Net loss				(8,329)

	Three months ended March 31,
	2020
	(€ in thousands)
	SYSTEMS	SERVICES	CONSOLIDATION	GROUP
Revenues	1,638	2,579	(333)	3,884
third party	1,305	2,579	--	3,884
intra-segment	333	--	(333)	—
Cost of sales	944	1,785		2,729
Gross profit	361	794		1,155
Gross profit in %	27.7%	30.8%		29.7%
Operating Expenses				(4,547)
Other operating expenses				(659)
Other operating income				532
Operating loss				(3,519)
Finance expense				(613)
Finance income				1,594
Financial result				981
Loss before income taxes				(2,538)
Income tax income (expense)				(63)
Net loss				(2,601)